Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Information [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Description of CODM	The CODM uses consolidated net (loss) income as the primary metric to assess performance and the allocation of resources.
Number of Reportable Segments	1
Number of Operating Segments	1